Other investments - Financial assets measured at FVTPL (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	¥ 102,968
Financial assets measured at FVTPL
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	102,968	¥ 0
Financial assets measured at FVTPL | Investment in a trust investment scheme
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	¥ 102,968	¥ 0